Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 10,167	$ 12,429	$ (2,015)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,441	4,965	4,814
Fair value of warrants deducted from revenues	5,094	4,576	2,895
Share based compensation	6,614	5,546	4,411
Amortization of premium (discount) on marketable securities	(112)	388	546
Realized loss (gain) on sale of marketable securities	(271)	480	(34)
Decrease (increase) in trade receivables	(18,617)	1,069	9,081
Decrease (increase) in other receivables and prepaid expenses	(1,204)	(3,135)	1,100
Decrease (increase) in inventories	(4,183)	4,037	(10,629)
Decrease in operating leases right-of-use assets	(571)
Increase in deferred taxes	(5)	(6,665)	(125)
Decrease (increase) in other deposits and long-term assets	386	(121)	(10)
Increase (decrease) in trade payables	6,032	4,394	(3,635)
Increase in operating lease liabilities	898
Increase in employees and payroll accruals	1,423	1,621	360
Increase (decrease) in deferred revenues and advances from customers	(921)	1,981	(31)
Increase (decrease) in other payables and accrued expenses	1,708	548	(461)
Increase (decrease) in accrued severance pay, net	26	(1)	208
Decrease (increase) in other long-term liabilities	(136)	867	203
Loss from sale and disposal of property, plant and equipment	23		228
Foreign currency translation gain (loss) on intercompany balances with foreign subsidiaries	212	389	(916)
Net cash provided by operating activities	11,004	33,368	5,990
Cash flows from investing activities:
Purchase of property, plant and equipment	(5,416)	(7,294)	(5,660)
Acquisition of intangible assets and capitalization of software development costs	(1,337)
Proceeds from sale of property, plant and equipment	3		6
Cash paid in connection with acquisition	(4,715)
Investment in short-term bank deposits	(90,000)	(500)	(4,500)
Proceeds from sale marketable securities	34,497	40,635	39,353
Proceeds from maturity of marketable securities	3,000	6,564	7,240
Investment in marketable securities	(115,529)	(22,723)	(83,183)
Net cash provided by (used in) investing activities	(179,497)	16,682	(46,744)
Cash flows from financing activities:
Proceeds from public offering, net of issuance costs	129,710		35,077
Exercise of employee stock options	5,901	6,425	2,760
Payments related to shares withheld for taxes	(177)
Payment of contingent consideration	(303)	(900)	(1,400)
Net cash provided by financing activities	135,131	5,525	36,437
Foreign currency translation adjustments on cash and cash equivalents	(27)	(72)	157
Increase (decrease) in cash and cash equivalents	(33,389)	55,503	(4,160)
Cash and cash equivalents at the beginning of the period	74,132	18,629	22,789
Cash and cash equivalents at the end of the period	40,743	74,132	18,629
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	353	1,797	853
Non-cash investing and financing activities:
Property, plant and equipment acquired by credit	920	222	427
Inventory transferred to be used as property, plant and equipment		$ 591	$ 397
Lease liabilities arising from obtaining right-of-use assets	$ 9,640